Leases - Additional Information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to variable lease payments	₽ 169	₽ 93
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted operating lease payments to be received	848
Later than one year and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted operating lease payments to be received	6,175
Later than three years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted operating lease payments to be received	6,730
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted operating lease payments to be received	₽ 5,368
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, Term of Contract	3 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, Term of Contract	10 years